Contingencies (Engle Class Action And Engle Progeny Trial Results) (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Feb. 29, 2008 Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Florida/Engle [Member]	Dec. 31, 2011 Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Florida/Engle [Member]	Dec. 31, 2001 Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Florida/Engle [Member]	Jul. 31, 2006 Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Florida/Engle [Member]	Dec. 31, 2011 Engle Progeny Cases [Member] plaintiffs	Dec. 31, 2011 Engle Progeny Cases [Member] Engle Progeny Trial Results [Member]	Dec. 31, 2011 Engle Progeny Cases [Member] State Court [Member] plaintiffs	Dec. 31, 2011 Engle Progeny Cases [Member] Federal Court [Member] plaintiffs	Feb. 07, 2012 Engle Progeny Cases [Member] Federal Court [Member]	Dec. 31, 2011 Engle Progeny Cases [Member] Smoking And Health Class Actions And Aggregated Claims Litigation [Member] plaintiffs	Dec. 31, 2011 Engle Progeny Cases [Member] Smoking And Health Class Actions And Aggregated Claims Litigation [Member] State Court [Member] plaintiffs	Dec. 31, 2011 Engle Progeny Cases [Member] Smoking And Health Class Actions And Aggregated Claims Litigation [Member] Federal Court [Member] plaintiffs
Loss Contingencies [Line Items]
Loss contingency, period of occurrence		July 2000
Punitive damages jury award total all defendants		$ 145,000,000,000
Punitive damages jury award allocation amount PM USA		74,000,000,000
Amounts placed in escrow			500,000,000
Reinstated compensatory damages, award total				6,900,000
Loss contingency, damages paid	3,000,000
Loss contingency, damages paid date	Feb. 01, 2008
Loss contingency, pending claims										6,561	3,301	3,260
Number of plaintiffs					8,126		4,867	3,259
Engle progeny plaintiffs with cases stayed pending Eleventh Circuit Court Review								3,200
Active cases pending in Federal Court									31
Florida bond cap		$ 200,000,000
Number of verdicts returned since Florida Supreme Court Engle decision						27
Number of verdicts returned since Florida Supreme Court Engle decision, in favor of plaintiffs						14
Number of verdicts returned since Florida Supreme Court Engle decision, in favor of defendants						13